EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
EQUITY [Abstract]
EQUITY

NOTE 10. - EQUITY

Common Stock Sold Privately

During the first quarter of 2010, the Company began selling its common stock to qualified investors, at a purchase price between $0.15-$0.25 per share. The offering is being conducted on a "best efforts" basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The following table summarizes transactions under the private offering as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds

2010	4,506,000	$0.19	$844,500	$(249,600)	$594,900
2011
Q1 2011	3,257,207	$0.25	821,000	(223,651)	597,349
Q2 2011	3,530,830	$0.26	916,250	(179,974)	736,276
Q3 2011	1,251,244	$0.27	332,250	(56,144)	276,106
Q4 2011	-	$-	-	-	-
	8,039,281	$0.26	$2,069,500	$(459,769)	$1,609,731
	12,545,281	$0.23	$2,914,000	$(709,369)	$2,204,631

There were no additional private sales in Q212-YTD.

Common Stock Sold Under Securities Purchase Agreement (SPA)

On October 4, 2011 (the "Closing Date"), the Company and certain accredited investors entered into a SPA and completed a closing of a private offering of 6,178,572 shares of the Company's Common Stock, par value $0.0001 per share and warrants to purchase up to an aggregate of 1,554,645 shares of Common Stock, for aggregate gross proceeds of $1,730,000. The warrants are exercisable for five years from issuance at $0.50 per share and may be exercisable on a cashless basis in certain instances if the underlying shares are not registered under a registration statement. The number of shares of Common Stock to be received upon the exercise of the Warrants and the exercise price of the Warrants are subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the Common Stock that occur after the Closing Date.

Wilmington Capital Securities, LLC (the "Placement Agent") received a selling commission in cash of 7% of the gross proceeds ($121,100), with an additional $10,000 expense allowance. In addition, the Company issued the Placement Agent a warrant to purchase up to 449,805 shares of Common Stock.

The Company incurred other issuance costs and expenses associated with the SPA, paid in the form of cash or warrants, for an additional $33,674.

In accordance with the terms of the SPA, the Company registered 8,183,021 common shares effective January 26, 2012.

The following table summarizes transactions under the SPA as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds

2011
Q4 2011	6,178,572	$0.28	$1,730,000	$(164,774)	$1,565,226

There were no additional sales under the SPA in Q212-YTD.

Other Issues of Common Stock

During the first quarter of 2011 the Company issued 78,000 shares for services provided by an employee and consultants valued at $0.42 per share, which resulted in an expense of $33,180.

During the second quarter of 2011 the Company issued 112,641 shares for services provided by employee and consultants valued at $0.37 - $0.42 per share, which resulted in an expense of $45,661.

During the third quarter of 2011 the Company issued 155,790 shares for services provided by employee and consultants valued at $0.38 - $0.40 per share, which resulted in an expense of $60,598.

During the fourth quarter of 2011 the Company issued 19,256 shares for services provided by consultants valued at $0.38 per share, which resulted in an expense of $7,408. In addition, a consultant exercised warrants for 1,236,210 common shares and vested options for 1,266,667 common shares, totaling 2,502,877 common shares for $25,029.

During the first quarter of 2012 the Company issued 281,818 shares for services provided by two employees valued at $0.31 - $0.32 per share, which resulted in an expense of $89,182 in aggregate. The Company also issued 88,235 shares as an award for achieving business goals. The shares were valued at $.34, which resulted in an allowance offsetting revenues of $30,000.

During the second quarter of 2012 the Company issued 1,087,640 shares for services provided by six associates valued at $0.20 - $0.28 per share, which resulted in an expense of $241,528 in aggregate. The Company also issued 385,136 shares as an award for achieving business goals at $.26, which resulted in an allowance offsetting revenues of $100,000. In addition, a consultant exercised vested options for 407,000 common shares for $4,070.

Surrender of Common Stock

During the third quarter of 2011, the 3 principal founding shareholders voluntarily surrendered 7,017,805 common shares, collectively.

Warrants

During 2011, the Company continued to sell shares of its common stock under the PPM originated in 2010, as governed by Regulation S. These sales of common shares also provided a grant warrants to the selling agent under the same terms disclosed above. Accordingly, the Company issued warrants based on the private sale of common shares as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2011

Q1 2011	3,257,207	$305,100	$.44	$134,244

Q2 2011	3,530,830	-	.36	-

Q3 2011	1,251,244	-	.38	-

Q4 2011	-	-	.35	-

8,039,281	$305,100	$.30	$134,244

Effective for Q2 and Q3 of 2011, the selling agent waived his rights to receive warrants. Accordingly, the Company issued no warrants related to the private sale of shares and accrued no expense for financial consulting services. During Q4 of 2011, no shares were sold privately since the terms of the SPA preclude such activities.

In Q4 2011 the Company completed a closing of a private offering of 6,178,572 shares of the Company's Common Stock, under an SPA. (see Common Stock Sold Under Securities Purchase Agreement (SPA)). The SPA provides the investors with warrants to purchase an aggregate of 1,554,645 shares of Common Stock. In addition, the SPA also granted warrants to purchase 493,485 shares of Common Stock as fees for assisting in the SPA closing.

The following tables present the status of all warrants outstanding at June 30, 2012 and December 31, 2011, respectively

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2011
Outstanding at January 1, 2011	1,431,110	$0.01	3.25	$355,200
Issued	2,343,230	0.01	4.2	109,836
Exercised	(1,236,210)	0.01
Forfeited	-	-
Outstanding at December 31, 2011	2,538,130	$0.01	4.2	$20,000
Exercisable at December 31, 2011	2,538,130	$0.01	4.2	$20,000

6 Months Ended June 30, 2012
Outstanding at January 1, 2012	2,538,130	$0.01	4.2	$20,000
Issued	-	-
Exercised	-	-
Forfeited	-	-
Outstanding at June 30, 2012	2,538,130	$0.01	3.75	$-
Exercisable at June 30, 2012	2,538,130	$0.01	3.75	$-

No warrants were issued in Q212-YTD however the value of the warrants issued in 2011 were determined using the Black-Scholes-Merton option pricing model and were based on the following assumptions:

	2012	2011
Expected term	n/a	5.0 yrs
Risk free interest rate		.9%
Stock price volatility		25.0%
Dividend yield		0

Option

The selling agent engaged by the Company has also entered into a Consulting Agreement under which he assisted the Company in filing a registration statement on Form 10 and quotation of its shares on the Over the Counter Bulletin Board (OTCBB). The Company has issued an option to the selling agent to purchase 2,000,000 share of common stock at an exercise price of $0.01 per share. At grant date, the option was valued based on the offering price of the PPM of $0.25 per share, which was $480,000. The option expires in five years. The option vests and is exercisable subject to certain lock up and leak out provisions which commence upon the effective date of the Company obtaining OTCBB listing. Leak out provisions limit exercisability of the option number to 200,000 shares per quarter. During the first quarter of 2010, the Company obtained its trading symbol and accordingly recorded an expense for consulting services of $160,000 in 2010 reflecting the structured vesting. As a result of the structured vesting, the Company recognized $96,000 of expense in both Q212-YTD and Q112-YTD. At June 30, 2012 there is $32,000 left to expense in future periods.

The following tables present the status of all options outstanding at June 30, 2012 and December 31, 2011:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2011
Outstanding at January 1, 2011	2,000,000	$0.01	3.5	$720,000
Issued	-	-
Exercised	(1,266,667)	$0.01
Forfeited	-	-
Outstanding at December 31, 2011	733,333	$0.01	3.5	$264,000
Exercisable at December 31, 2011	200,000	$0.01	3.5	$72,000

6 Months Ended June 30, 2012
Outstanding at January 1, 2012	733,333	$0.01	3.5	$264,000
Issued	-	-
Exercised	(407,000)	$0.01
Forfeited	-	-
Outstanding at June 30, 2012	326,333	$0.01	2.6	$168,667
Exercisable at June 30, 2012	193,000	$0.01	2.6	$92,000

No options were issued in Q212-YTD and 2011.

Preferred Stock

As provided under Certificate of Designation for Series A Preferred Stock dated January 14, 2009, amended in September 2009, each share of Series A Preferred Stock is entitled to 2 votes per share and the Series A Preferred Stock votes together with the Company's common stock, except as otherwise provided under Florida law. The preferred stock automatically converts into common stock on a one-for-one basis in September 2012. The shares are held by the three founders of the Company.

NOTE 9. - EQUITY

Common Stock Sold Privately

During the first quarter of 2010, the Company began selling its common stock to qualified investors, at a purchase price between $0.15-$0.25 per share. The offering is being conducted on a "best efforts" basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The following table summarizes transactions under the private offering as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
2010
Q1 2010	1,112,000	$0.18	$200,000	$(60,000)	$140,000
Q2 2010	1,734,000	$0.15	260,000	(78,000)	182,000
Q3 2010	660,000	$0.20	134,500	(36,600)	97,900
Q4 2010	1,000,000	$0.25	250,000	(75,000)	175,000
	4,506,000	$0.19	$844,500	$(249,600)	$594,900
2011
Q1 2011	3,257,207	$0.25	821,000	(223,651)	597,349
Q2 2011	3,530,830	$0.26	916,250	(179,974)	736,276
Q3 2011	1,251,244	$0.27	332,250	(56,144)	276,106
Q4 2011	-	$-	-	-	-
	8,039,281	$0.26	$2,069,500	$(459,769)	$1,609,731
	12,545,281	$0.23	$2,914,000	$(709,369)	$2,204,631

Common Stock Sold Under Securities Purchase Agreement (SPA)

On October 4, 2011 (the "Closing Date"), the Company and certain accredited investors entered into a SPA and completed a closing of a private offering of 6,178,572 shares of the Company's Common Stock, par value $0.0001 per share and warrants to purchase up to an aggregate of 1,554,645 shares of Common Stock, for aggregate gross proceeds of $1,730,000. The warrants are exercisable for five years from issuance at $0.50 per share and may be exercisable on a cashless basis in certain instances if the underlying shares are not registered under a registration statement. The number of shares of Common Stock to be received upon the exercise of the warrants and the exercise price of the Warrants are subject to adjustment for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions of the Common Stock that occur after the Closing Date.

Wilmington Capital Securities, LLC acted as our placement agent in connection with the Offering. The Placement Agent received a selling commission in cash of 7 per cent of the gross proceeds ($121,100), with an additional $10,000 expense allowance. In addition, the Company issued the Placement Agent a warrant to purchase up to 449,805 shares of Common Stock.

The Company incurred other issuance costs and expenses associated with the SPA, paid in the form of cash or warrants, for an additional $33,674.

In accordance with the terms of the SPA, the Company filed a registration statement (the "Registration Statement") covering 8,183,021 common shares of common stock (the "Registrable Shares"), which included the shares issued under the SPA and shares underlying the warrants issued under the SPA held by the investors (the "Holders"). The Registration Statement went effective January 26, 2012. In the event that the Registration Statement fails to remain effective (an "Event Date") for a period of one year from the Closing Date (the "Effectiveness Period"), the Company shall pay to the Holder an amount in cash, as liquidated damages and not as a penalty, equal to 1.0% of the aggregate purchase price paid by the Holder pursuant to the SPA for the Registrable Shares (excluding Registrable Shares eligible for resale under Rule 144) held by the Holder. In addition on each 30-day anniversary (or pro rata portion thereof) during the Effectiveness Period, the Company shall pay to the Holder an amount in cash, as liquidated damages and not as a penalty, equal to 1.0% of the aggregate purchase price paid by the Holder pursuant to the SPA for any unregistered Registrable Shares (excluding Registrable Shares eligible for resale under Rule 144) then held by the Holder. Furthermore, the damages payable to each Holder shall be limited to the purchase price paid by the Holder pursuant to the SPA for the Registrable Shares held by the Holder on such Event Date.

The following table summarizes transactions under the SPA as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
2011
Q1 2011	-	$-	$-	$-	$-
Q2 2011	-	$-	-	-	-
Q3 2011	-	$-	-	-	-
Q4 2011	6,178,572	$0.28	1,730,000	(164,774)	1,565,226
	6,178,572	$0.28	$1,730,000	$(164,774)	$1,565,226

Other Issues of Common Stock

During the first quarter of 2010 the Company issued 25,000 shares for services valued at $0.18 per share, which resulted in an expense of $4,500.

During the second quarter of 2010, we entered into a consulting agreement with an investor relations group to provide certain corporate promotional material and strategic advice. During the third quarter of 2010, 200,000 shares of common stock were advanced to the consultant for future services. The transaction was valued at $70,000, its fair value at the date of issuance. To date the consultant has not completed the agreed upon services. Accordingly, we terminated the agreement and demanded the return of our stock. Since the agreed services have not been provided, the shares are not considered fully paid for and accordingly have been recorded in Stock Receivable, a contra equity account.

During the fourth quarter of 2010 the Company issued 244,000 shares for investor relations services valued at $0.36 per share, which resulted in an expense of $87,840.

During the first quarter of 2011 the Company issued 78,000 shares for services provided by an employee and consultants valued at $0.42 per share, which resulted in an expense of $33,180.

During the second quarter of 2011 the Company issued 112,641 shares for services provided by employee and consultants valued at $0.37 - $0.42 per share, which resulted in an expense of $45,661.

During the third quarter of 2011 the Company issued 155,790 shares for services provided by employee and consultants valued at $0.38 - $0.40 per share, which resulted in an expense of $60,598.

During the fourth quarter of 2011 the Company issued 19,256 shares for services provided by consultants valued at $0.38 per share, which resulted in an expense of $7,408. In addition, a consultant exercised warrants for 1,236,210 common shares and vested options for 1,266,667 common shares, totaling 2,502,877 common shares for $25,029.

Surrender of Common Stock

During the third quarter of 2011, the 3 principal founding shareholders voluntarily surrendered 7,017,805 common shares, collectively.

Warrants

During 2010, the Company sold shares of its common stock under a PPM as governed by Regulation S. As discussed in the PPM offering, the selling agent has the right to receive warrants to purchase one share of Common Stock of the Company for every ten Shares sold. The exercise price of each warrant is $0.01 per share and such warrants are exercisable for a period of five years from the date of issuance. The warrants were "in the money" upon issuance and their value was charged to financing consulting services. Accordingly, the Company issued warrants based on the private sale of common shares as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2010
Q1 2010	1,112,000	111,200	$.17	$18,904
Q2 2010	1,734,000	173,400	.34	58,956
Q3 2010	660,000	61,000	.34	20,740
Q4 2010	1,000,000	100,000	.35	35,000
	4,506,000	445,600	$.30	$133,600

Also during the first quarter of 2010, the Company issued warrants to an investor relations consultant in aggregate to purchase 500,000 shares of common stock at prices ranging from $0.25 to $0.35 per share depending on the tranche. The warrants were recorded at their fair value of $2,071, which resulted in a charge to operations.

During 2011, the Company continued to sell shares of its common stock under the PPM as governed by Regulation S. These sales of common shares also provided a grant warrants to the selling agent under the same terms disclosed above. Accordingly, the Company issued warrants based on the private sale of common shares as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2011
Q1 2011	3,257,207	305,100	$.44	$134,244
Q2 2011	3,530,830	-	.36	-
Q3 2011	1,251,244	-	.38	-
Q4 2011	-	-	.35	-
	8,039,281	305,100	$.30	$134,244

Effective for Q2 and Q3 of 2011, the selling agent waived his rights to receive warrants. Accordingly, the Company issued no warrants related to the private sale of shares and accrued no expense for financial consulting services. During Q4 of 2011, no shares were sold privately since the terms of the SPA preclude such activities.

In Q4 2011 the Company completed a closing of a private offering of 6,178,572 shares of the Company's Common Stock, under an SPA. (see Common Stock Sold Under Securities Purchase Agreement (SPA)). The SPA provides the investors with warrants to purchase an aggregate of 1,554,645 shares of Common Stock. In addition, the SPA also grants warrants to purchase 493,485 shares of Common Stock as fees for assisting in the SPA closing.

The following tables present the status of all warrants outstanding at December 31, 2010 and 2011, respectively.

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2010
Outstanding at January 1, 2010	485,510	$0.01	4.0	$169,929
Issued	945,600	0.01	5.0	170,960
Exercised	-	-
Forfeited	-	-
Outstanding at December 31, 2010	1,431,110	$0.01	4.5	$340,889
Exercisable at December 31, 2010	1,431,110	$0.01	4.5	$340,889

Year Ended December 31, 2011
Outstanding at January 1, 2011	1,431,110	$0.01	3.5	$355,200
Issued	2,343,230	0.01	4.2	109,836
Exercised	(1,236,210)	-
Forfeited	-	-
Outstanding at December 31, 2011	2,538,130	$0.01	4.2	$20,000
Exercisable at December 31, 2011	2,538,130	$0.01	4.2	$20,000

The value of warrants issued in 2011 and 2010 were determined using the Black-Scholes-Merton option pricing model and were based on the following assumptions:

	2011	2010

Expected term	5 yrs	3.9-5.0 yrs
Risk free interest rate	.9%	1.56%-2.07%
Stock price volatility	25.0%	28.5%
Dividend yield	0	0

Option

The selling agent engaged by the Company has also entered into a Consulting Agreement under which he assisted the Company in filing a registration statement on Form 10 and quotation of its shares on the Over the Counter Bulletin Board (OTC Markets). The Company has issued an option to the selling agent to purchase 2,000,000 share of common stock at an exercise price of $0.01 per share. At grant date, the option was valued based on the offering price of the PPM of $0.25 per share, which was $480,000. The option expires in five years. The option vests and is exercisable subject to certain lock up and leak out provisions which commence upon the effective date of the Company obtaining OTC Markets listing. Leak out provisions limit exercisability of the option number to 200,000 shares per quarter. During the first quarter of 2010, the Company obtained its trading symbol and accordingly recorded an expense for consulting services of $160,000 in 2010 reflecting the structured vesting.

The following tables present the status of all options outstanding at December 31, 2010 and 2011, respectively.

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Year Ended December 31, 2010
Outstanding at January 1, 2010	0	$0.01	0.0	$0
Issued	2,000,000	0.01	4.5
Exercised	-	-
Forfeited	-	-
Outstanding at December 31, 2010	2,000,000	$0.01	4.5	$720,000
Exercisable at December 31, 2010	666,667	$0.01	4.5	$233,333

Year Ended December 31, 2011
Outstanding at January 1, 2011	2,000,000	$0.01	3.5	$720,000
Issued	-	-
Exercised	(1,266,667)	0.01
Forfeited	-	-
Outstanding at December 31, 2011	733,333	$0.01	3.5	$264,000
Exercisable at December 31, 2011	200,000	$0.01	3.5	$72,000

The value of the options issued in 2010 were determined using the Black-Scholes-Merton option pricing model and were based on the following assumptions:

	2011	2010

Option life	-	5.0 yrs
Risk free interest rate	-	1.56%
Stock price volatility	-	28.5%

Preferred Stock

During the first quarter of 2009 three shareholders of the Company (which at such time constituted all of the shareholders of the Company) exchanged an aggregate of 10,000,000 shares of common stock for 10,000,000 shares of Series A Preferred Stock. As provided under Certificate of Designation for Series A Preferred Stock dated January 14, 2009, but filed in April 2009 and amended in September 2009, each share of Series A Preferred Stock is entitled to 2 votes per share and the Series A Preferred Stock votes together with the Company's common stock, except as otherwise provided under Florida law.